Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 26.6%
	APPAREL & TEXTILE PRODUCTS — 2.0%
66,813	Skechers USA, Inc. - Class A*	$4,225,922
	ASSET MANAGEMENT — 0.9%
74,729	Bridge Investment Group Holdings, Inc. - Class A	765,225
10,262	Robinhood Markets, Inc. - Class A*	1,057,499
		1,822,724
	AUTOMOTIVE — 0.5%
3,294	Tesla, Inc.*	1,015,441
	BANKING — 1.2%
78,219	Veritex Holdings, Inc.	2,481,107
	DIVERSIFIED INDUSTRIALS — 0.5%
6,725	3M Co.	1,003,505
	E-COMMERCE DISCRETIONARY — 0.6%
13,775	eBay, Inc.	1,263,856
	ELECTRICAL EQUIPMENT — 1.9%
10,538	Amphenol Corp. - Class A	1,122,402
265,691	Evolv Technologies Holdings, Inc.*	1,741,605
9,877	Johnson Controls International PLC	1,037,085
		3,901,092
	ENTERTAINMENT CONTENT — 1.4%
2,981	AppLovin Corp. - Class A*	1,164,677
847	Netflix, Inc.*	982,012
58,138	Paramount Global - Class B	730,794
		2,877,483
	INSTITUTIONAL FINANCIAL SVCS — 1.2%
6,652	Coinbase Global, Inc. - Class A*	2,512,860
	INTERNET MEDIA & SERVICES — 2.1%
4,518	DoorDash, Inc. - Class A*	1,130,630
104,030	Just Eat Takeaway.com NV*	2,376,212
1,502	Spotify Technology SA*	941,063
		4,447,905
	RETAIL - CONSUMER STAPLES — 0.9%
31,858	SpartanNash Co.	845,512
11,136	Walmart, Inc.	1,091,105
		1,936,617
	RETAIL - DISCRETIONARY — 0.6%
3,010	Carvana Co.*	1,174,412
	SEMICONDUCTORS — 0.5%
3,773	Broadcom, Inc.	1,108,130
	SOFTWARE — 4.7%
76,404	Cantaloupe, Inc.*	845,792

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
5,582	Cloudflare, Inc.*	$1,159,270
13,736	Docusign, Inc.*	1,038,991
261,537	E2open Parent Holdings, Inc.*	863,072
10,243	Fortinet, Inc.*	1,023,276
250,467	Olo, Inc.*	2,624,894
7,021	Palantir Technologies, Inc. - Class A*	1,111,775
8,674	Twilio, Inc. - Class A*	1,118,946
		9,786,016
	SPECIALTY FINANCE — 3.7%
11,359	Circle Internet Group, Inc.*	2,084,603
464,900	Dun & Bradstreet Holdings, Inc.	4,230,590
9,758	Mr. Cooper Group, Inc.*	1,519,516
		7,834,709
	TECHNOLOGY HARDWARE — 0.6%
307,019	Xerox Holdings Corp.	1,243,427
	TECHNOLOGY SERVICES — 0.5%
3,758	International Business Machines Corp.	951,338
	TELECOMMUNICATIONS — 0.5%
39,317	AT&T, Inc.	1,077,679
	TOBACCO & CANNABIS — 1.4%
2,947,858	Canopy Growth Corp.*	3,036,294
	TRANSPORTATION & LOGISTICS — 0.9%
52,241	Andlauer Healthcare Group, Inc.	1,998,248
	TOTAL COMMON STOCKS
	(Cost $52,736,000)	55,698,765
	EXCHANGE-TRADED FUNDS — 2.0%
8,597	Invesco Nasdaq Internet ETF	453,062
7,636	Invesco S&P Global Water Index ETF	474,501
15,324	iShares Cybersecurity and Tech ETF	780,145
2,313	iShares ESG MSCI USA Leaders ETF	257,448
4,515	iShares iBonds Dec 2026 Term Muni Bond ETF	115,719
13,610	iShares Micro-Cap ETF	1,777,330
12,810	SPDR S&P International Small Cap ETF	477,566
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,301,686)	4,335,771

Principal Amount
SHORT-TERM INVESTMENTS — 61.6%
MONEY MARKET INVESTMENTS — 26.4%
$55,221,878	UMB Bank, Money Market Special II Deposit Investment, 4.19%(a),(b)	55,221,878

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET INVESTMENTS (Continued)
	TREASURY BILLS — 35.2%
	United States Treasury Bill
$4,000,000	4.15%, 8/7/2025(b),(c)	$3,997,132
4,000,000	3.88%, 9/4/2025(b),(c)	3,983,772
7,000,000	4.17%, 10/2/2025(b),(c)	6,948,823
9,000,000	4.03%, 10/30/2025(b),(c)	8,904,546
9,000,000	4.04%, 11/28/2025(b),(c)	8,874,621
9,000,000	3.98%, 12/26/2025(b),(c)	8,846,775
9,000,000	4.02%, 1/22/2026(b),(c)	8,820,000
6,000,000	4.06%, 2/19/2026(c)	5,862,726
6,000,000	4.03%, 3/19/2026(c)	5,844,048
6,000,000	3.98%, 4/16/2026(c)	5,826,336
6,000,000	3.98%, 5/14/2026(c)	5,808,126
		73,716,905
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,009,798)	128,938,783

	TOTAL INVESTMENTS — 90.2%
	(Cost $186,047,484)	188,973,319
	Other Assets in Excess of Liabilities — 9.8%	20,438,139
	TOTAL NET ASSETS — 100.0%	$209,411,458

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	PUT OPTIONS — (0.0)%
	S&P 500 Index
	Exercise Price: $6,295.00, Notional Amount: $(12,590,000)
(20)	Expiration Date: August 15, 2025	(99,000)
	TOTAL PUT OPTIONS
	(Proceeds $126,240)	(99,000)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $126,240)	$(99,000)

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Alpha Momentum ex-Agriculture and Livestock Net Index [1,2]	0.30%	Basket Return	At Maturity	9/30/25	$20,123,723	$-	$(474,898)
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index [1,2]	0.50%	Basket Return	At Maturity	9/30/25	16,004,159	-	20,523
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index [1,2]	0.35%	Basket Return	At Maturity	9/30/25	15,908,120	-	181,808
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index [2]	1.50%	Basket Return	At Maturity	9/30/25	15,944,060	-	(234,674)
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index [2]	0.08%	Basket Return	At Maturity	9/30/25	21,278,727	-	230,602
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index [2]	0.00%	Basket Return	At Maturity	9/30/25	8,404,407	-	(140,220)
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index [2]	0.00%	Basket Return	At Maturity	9/30/25	7,393,032	-	(31,888)
BNP Paribas	BNP USD Custom Equity Basket [2]	3.70%	Basket Return	At Maturity	9/30/25	24,875,675	-	(404,323)
BNP Paribas	BNP Paribas Volatility Index ER [2]	0.35%	Basket Return	At Maturity	9/30/25	15,863,257	-	(33,046)
Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex [1]	Index Return	0.18%	At Maturity	9/30/25	861,842	-	14,823
Goldman Sachs & Co. LLC	Bloomberg Energy Subindex [1]	Index Return	0.09%	At Maturity	9/30/25	370,105	-	(8,588)
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex [1]	0.10%	Index Return	At Maturity	9/30/25	582,634	-	(47,539)
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex [1]	0.07%	Index Return	At Maturity	9/30/25	1,240,259	-	(133)
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index [2]	0.15%	Basket Return	At Maturity	9/30/25	13,491,782	-	(3,008)
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index [2]	0.15%	Basket Return	At Maturity	9/30/25	2,375,920	-	-
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude [1]	0.15%	Basket Return	At Maturity	9/30/25	5,709,688	-	33,998
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude [1]	0.15%	Basket Return	At Maturity	9/30/25	4,935,784	-	29,390
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion Index [1]	0.15%	Index Return	At Maturity	9/30/25	9,880,738	-	(167,099)
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion Index [1]	0.15%	Index Return	At Maturity	9/30/25	10,837,246	-	178,935
Societe Generale	SGI Commodity Dynamic Alpha Index [1,2]	0.30%	Basket Return	At Maturity	9/30/25	21,269,188	-	47,365
Societe Generale	SGI Rates Slope Trend Index [2]	0.15%	Basket Return	At Maturity	9/30/25	21,007,180	-	(248,228)
Societe Generale	SGI US Strong Balance Sheet Beta Hedged Index [2]	0.20%	Basket Return	At Maturity	9/30/25	15,963,399	-	3,111
Societe Generale	SGI Volume Premium US Total Return Index [2]	0.20%	Basket Return	At Maturity	9/30/25	25,422,619	-	(176,650)
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index [1,2]	0.50%	Basket Return	At Maturity	10/1/25	5,080,290	-	(4,064)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 1.05%	Index Return	At Maturity	10/1/25	5,113,408	-	(132,412)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.90%	Index Return	At Maturity	10/1/25	10,962,875	-	365,882
Goldman Sachs & Co. LLC	Consumer Staples Select Sector Index	Daily SOFR + 0.63%	Index Return	At Maturity	10/1/25	2,627,934	-	(34,090)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	5.08%	Basket Return	At Maturity	10/1/25	15,893,895	-	(213,234)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	4.90%	Basket Return	At Maturity	10/1/25	11,035,235	-	134,158
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	Basket Return	4.10%	At Maturity	10/1/25	10,702,277	-	(25,791)
Goldman Sachs & Co. LLC	Russell 2000 Total Return Index	Index Return	Daily SOFR - 0.03%	Monthly	10/1/25	15,993,835	-	354,114
Goldman Sachs & Co. LLC	Russell 2000 Total Return Index	Index Return	Daily SOFR - 0.02%	Monthly	10/1/25	311,854	-	4,042
Goldman Sachs & Co. LLC	S&P 500 Total Return Index	Index Return	Daily SOFR + 0.50%	Monthly	10/1/25	31,163,265	-	(457,945)
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Strategy [1,2]	0.00%	Basket Return	At Maturity	10/2/25	15,882,470	-	(211,644)
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Timespread Strategy [1,2]	0.00%	Basket Return	At Maturity	10/2/25	15,870,840	-	14,426
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	10/2/25	15,911,034	-	(523,782)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 109 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	10/2/25	10,449,546	-	-
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy [1,2]	0.00%	Basket Return	At Maturity	10/2/25	20,904,444	-	195,521
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy [1,2]	0.00%	Basket Return	At Maturity	10/2/25	5,505,245	-	(21,964)
Goldman Sachs & Co. LLC	Goldmand Sachs Vvol Carry Series 75 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	10/2/25	4,231,994	-	(73,899)
Goldman Sachs & Co. LLC	Goldmand Sachs Vvol Carry Series 75 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	10/2/25	10,295,193	-	(56,430)
Goldman Sachs & Co. LLC	Goldmand Sachs Vvol Carry Series 75 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	10/2/25	10,781,811	-	90,936
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	10/2/25	9,752,169	-	129,713
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	10/2/25	6,212,654	-	(60,366)
Goldman Sachs & Co. LLC	MSCI Germany Total Return (Net) Index	Daily SOFR + 0.34%	Index Return	At Maturity	10/3/25	2,767,071	-	(44,995)
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	991,058	-	3,872
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	977,814	-	(1,048)
Goldman Sachs & Co. LLC	Paramount Global - Class B	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	990,046	-	(12)
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	64,241	-	305
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	157,229	-	733
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	203,301	-	34,891
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	1,106,009	-	(1,185)
Goldman Sachs & Co. LLC	Paramount Global - Class B	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	846,905	-	(10)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	212,467	-	36,464
Goldman Sachs & Co. LLC	iShares MSCI EAFE Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	5/14/26	9,974	-	1
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	5/15/26	9,529,606	-	66,752
Goldman Sachs & Co. LLC	iShares MSCI EAFE Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/1/26	2,518,694	-	332
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.400%	Monthly	6/12/26	487,246	-	(11,930)
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	0.485%	Equity Return	Monthly	6/12/26	483,637	-	3,268
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 1.7411%	Monthly	6/12/26	473,747	-	(47,739)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/23/26	1,160,477	-	709
Goldman Sachs & Co. LLC	iShares MSCI EAFE Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/23/26	361,725	-	1,116
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.400%	Monthly	6/26/26	61,873	-	(1,532)
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	0.485%	Equity Return	Monthly	6/26/26	187,167	-	1,265
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/26/26	10,737,324	-	3,123
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	6/26/26	263,996	-	(714)
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 1.7323%	Monthly	6/26/26	60,152	-	(6,061)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	6/26/26	52,705	-	9,045
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 8.50%	Monthly	7/3/26	1,844	-	(196)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/3/26	2,721	-	467
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/8/26	5,240	-	(134)
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/8/26	8,899	-	36
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	7/8/26	16,472	-	(25)
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 8.00%	Monthly	7/8/26	412,512	-	(39,872)
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/17/26	1,574	-	62
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/17/26	4,253	-	(15)
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	7/17/26	6,056	-	(2)
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 5.76%	Monthly	7/17/26	2,401	-	(248)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/17/26	1,183	-	150
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/24/26	3,046	-	316
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	7,487	-	(47)
Goldman Sachs & Co. LLC	Huntington Bancshares, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/24/26	1,891,696	-	42,911
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	10,226,440	-	(27,335)
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	10,526	-	(31)
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 5.10%	Monthly	7/24/26	6,019	-	430
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	1,911	-	16
Goldman Sachs & Co. LLC	Apollo Global Management, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/31/26	227,675	-	-
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	648,230	-	-
Goldman Sachs & Co. LLC	Huntington Bancshares, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	7/31/26	710,816	-	-
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	40,751	-	-
Goldman Sachs & Co. LLC	iShares MSCI EAFE Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	2,757,376	-	-
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	922,876	-	-
Goldman Sachs & Co. LLC	Rocket Companies, Inc.	Equity Return	Daily SOFR - 5.442%	Monthly	7/31/26	445,109	-	-
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	191,704	-	-
TOTAL EQUITY SWAP CONTRACTS								$(1,733,440)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation (Depreciation)
South African Rand	Goldman Sachs	ZAR per USD	8/19/2025	23,743,854	$1,322,453	$1,301,588	$(20,865)
Turkish Lira	Goldman Sachs	TRY per USD	8/19/2025	55,104,426	1,336,270	1,333,504	(2,766)
Australian Dollar	Goldman Sachs	AUD per USD	8/20/2025	2,327,370	1,503,760	1,496,239	(7,521)
Brazilian Real	Goldman Sachs	BRL per USD	8/20/2025	7,449,764	1,323,885	1,323,187	(698)
British Pound	Goldman Sachs	GBP per USD	8/20/2025	4,092,253	5,441,059	5,405,549	(35,510)
Czech Koruna	Goldman Sachs	CZK per USD	8/20/2025	28,003,194	1,308,255	1,300,850	(7,405)
Euro Currency	Goldman Sachs	EUR per USD	8/20/2025	1,887,639	2,170,823	2,157,105	(13,718)
Mexican Peso	Goldman Sachs	MXN per USD	8/20/2025	24,909,560	1,323,555	1,317,478	(6,077)
Norwegian Krone	Goldman Sachs	NOK per USD	8/20/2025	26,807,412	2,613,139	2,593,244	(19,895)
Polish Zloty	Goldman Sachs	PLN per USD	8/20/2025	4,818,772	1,295,473	1,285,362	(10,111)
Singapore Dollar	Goldman Sachs	SGD per USD	8/20/2025	1,700,277	1,316,717	1,311,612	(5,105)
Hungarian Forint	Goldman Sachs	HUF per USD	8/21/2025	452,454,541	1,298,441	1,289,471	(8,970)
					22,253,830	22,115,189	(138,641)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation (Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	8/19/2025	(9,152,373)	(6,628,888)	(6,611,887)	17,001
Japanese Yen	Goldman Sachs	JPY per USD	8/20/2025	(188,462,497)	(1,267,103)	(1,252,624)	14,479
New Zealand Dollar	Goldman Sachs	NZD per USD	8/20/2025	(560,976)	(331,733)	(330,714)	1,019
Swedish Krona	Goldman Sachs	SEK per USD	8/20/2025	(26,487,729)	(2,719,787)	(2,709,390)	10,397
Swiss Franc	Goldman Sachs	CHF per USD	8/20/2025	(3,905,253)	(4,820,407)	(4,820,332)	75
					(15,767,918)	(15,724,947)	42,971
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$6,485,912	$6,390,242	$(95,670)

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK - Czech Koruna

EUR – Euro

GBP – British Pound

HUF - Hungarian Forint

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN - Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TRY - Turkish Lira

ZAR – South African Rand

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	December 2025	233	4,820,188	40,270
CBOT Wheat[1]	December 2025	162	4,394,250	(52,109)
CMX Copper[1]	December 2025	50	5,529,375	(1,262,251)
CMX Silver[1]	December 2025	28	5,206,740	(119,312)
ICE Low Sulphur Gas[1]	November 2025	42	2,880,150	(11,958)
LME Lead[1]	November 2025	18	889,619	(8,794)
LME Primary Aluminum[1]	November 2025	66	4,235,715	(48,326)
LME Primary Nickel[1]	November 2025	25	2,246,559	(11,585)
LME Zinc[1]	November 2025	31	2,143,781	(15,995)
NYBOT Coffee 'C'[1]	December 2025	25	2,706,563	14,206
NYMEX Natural Gas[1]	November 2025	216	7,704,720	58,832
NYMEX NY Harbor ULSD[1]	November 2025	22	2,195,424	(10,491)
NYMEX RBOB Gasoline[1]	November 2025	28	2,327,186	(22,322)
NYMEX WTI Crude Oil[1]	November 2025	98	6,597,360	(57,981)

Currency Futures
CME Australian Dollar	September 2025	17	1,094,205	(25,050)
CME British Pound	September 2025	16	1,322,400	(25,238)
CME Canadian Dollar	September 2025	20	1,447,700	(19,290)
CME Euro	September 2025	10	1,432,562	(16,259)

Index Futures
E-Mini Financial Select Sector	September 2025	9	1,459,440	17,155
E-Mini Utilities Select Sector	September 2025	50	4,341,500	135,098
EURO Stoxx 50 (DIV)	December 2025	448	8,425,242	118,784
EURO Stoxx 50 (DIV)	December 2026	930	16,853,132	219,275
Hang Seng Index	August 2025	38	5,989,478	(153,465)
ICF FTSE 100 Index	September 2025	5	602,483	20,126
MSCI EAFE Index	September 2025	11	1,437,370	(7,836)
MSCI Emerging Markets Index	September 2025	47	2,910,005	45,899
Nikkei Stock Index	September 2025	1	273,209	18,629

Interest Rate Futures
ICF Long Gilt	September 2025	240	29,210,777	92,586
MSE Canadian 10 Year Bond	September 2025	91	7,915,214	28,765
		2,977	138,592,347	(1,058,637)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	September 2025	(246)	(4,846,200)	(51,511)
CBOT Wheat[1]	September 2025	(168)	(4,395,300)	42,634
CMX Copper[1]	September 2025	(51)	(5,551,987)	1,261,497
CMX Silver[1]	September 2025	(29)	(5,323,240)	118,105
ICE Low Sulphur Gas[1]	September 2025	(41)	(2,867,950)	6,369
LME Lead[1]	September 2025	(19)	(927,205)	8,656
LME Primary Aluminum[1]	September 2025	(66)	(4,230,369)	47,378
LME Primary Nickel[1]	September 2025	(25)	(2,225,823)	10,801
LME Zinc[1]	September 2025	(31)	(2,140,566)	17,410
NYBOT Coffee 'C'[1]	September 2025	(25)	(2,773,125)	(18,175)
NYMEX Natural Gas[1]	September 2025	(247)	(7,671,820)	(128,262)
NYMEX NY Harbor ULSD[1]	September 2025	(22)	(2,213,811)	11,038
NYMEX RBOB Gasoline[1]	September 2025	(25)	(2,282,595)	23,697
NYMEX WTI Crude Oil[1]	September 2025	(95)	(6,579,700)	56,647

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Currency Futures
CME Japanese Yen	September 2025	(17)	(1,416,525)	18,103

Index Futures
CME E-Mini S&P 500	September 2025	(32)	(10,198,800)	(431,916)
EUX Euro STOXX 50	September 2025	(88)	(5,362,547)	(27,286)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	September 2025	(283)	(31,430,688)	(24,690)
EUX Euro-Bund	September 2025	(13)	(1,924,113)	6,103
SFE Australian 10-Year Bond	September 2025	(108)	(7,897,291)	(71,792)
SGX 10-Year Mini JGB	September 2025	(53)	(4,851,187)	(1,560)
		(1,684)	(117,110,842)	873,246

TOTAL FUTURES CONTRACTS			$21,481,505	$(185,391)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.